PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 12,155,661	$ 6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
Property, plant and equipment, net	8,912,745	3,751,659
Buildings [Member]
Property, Plant and Equipment, Gross	1,138,907	963,534
Plant equipment [Member]
Property, Plant and Equipment, Gross	10,062,804	4,609,100
Office equipment [Member]
Property, Plant and Equipment, Gross	206,115	179,817
Motor vehicles [Member]
Property, Plant and Equipment, Gross	$ 747,835	$ 634,536